UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2022

Capital Preservation Fund
Investor Class (CPFXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2022
Yields
7-Day Current Yield	2.24%
7-Day Effective Yield	2.27%

Portfolio at a Glance
Weighted Average Maturity	57 days
Weighted Average Life	101 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	56%
31-90 days	18%
91-180 days	17%
More than 180 days	9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.50	$2.36	0.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY BILLS(1) — 40.8%
U.S. Treasury Bills, 2.32%, 10/4/22	$25,750,000	$25,744,949
U.S. Treasury Bills, 1.89%, 10/6/22	22,000,000	21,994,347
U.S. Treasury Bills, 2.66%, 10/25/22	100,000,000	99,824,667
U.S. Treasury Bills, 2.78%, 11/1/22	47,500,000	47,394,679
U.S. Treasury Bills, 2.65%, 11/3/22	70,000,500	69,910,582
U.S. Treasury Bills, 1.41%, 11/10/22	50,000,000	49,923,055
U.S. Treasury Bills, 3.05%, 11/22/22	70,000,000	69,706,257
U.S. Treasury Bills, 3.05%, 11/29/22	8,500,000	8,459,474
U.S. Treasury Bills, 0.24%, 12/1/22	20,000,000	19,991,867
U.S. Treasury Bills, 3.03%, 12/8/22	25,000,000	24,859,986
U.S. Treasury Bills, 2.57%, 12/29/22	22,500,000	22,360,938
U.S. Treasury Bills, 2.76%, 1/12/23	60,000,000	59,539,075
U.S. Treasury Bills, 2.99%, 1/19/23	33,500,000	33,202,129
U.S. Treasury Bills, 3.01%, 1/26/23	39,025,000	38,684,343
U.S. Treasury Bills, 2.93%, 2/2/23	31,250,000	30,943,229
U.S. Treasury Bills, 3.13%, 2/9/23	35,000,000	34,613,550
U.S. Treasury Bills, 3.33%, 3/2/23	20,000,000	19,726,822
U.S. Treasury Bills, 3.58%, 3/16/23	22,500,000	22,140,506
U.S. Treasury Bills, 3.91%, 3/23/23	35,000,000	34,364,225
U.S. Treasury Bills, 3.90%, 3/30/23	1,420,000	1,393,495
U.S. Treasury Bills, 1.93%, 4/20/23	47,000,000	46,507,364
U.S. Treasury Bills, 2.18%, 5/18/23	35,535,000	35,060,907
U.S. Treasury Bills, 3.14%, 6/15/23	11,550,000	11,302,366
U.S. Treasury Bills, 3.76%, 7/13/23	35,000,000	34,002,500
U.S. Treasury Bills, 3.64%, 9/7/23	40,000,000	38,641,574
TOTAL U.S. TREASURY BILLS		900,292,886
U.S. TREASURY NOTES(1) — 25.7%
U.S. Treasury Notes, 1.875%, 10/31/22	25,000,000	25,007,906
U.S. Treasury Notes, 0.14%, 11/15/22	15,000,000	14,997,460
U.S. Treasury Notes, 1.625%, 11/15/22	45,000,000	45,051,780
U.S. Treasury Notes, 0.125%, 12/31/22	8,900,000	8,895,981
U.S. Treasury Notes, 1.375%, 2/15/23	40,000,000	39,931,448
U.S. Treasury Notes, 0.125%, 2/28/23	40,000,000	39,687,500
U.S. Treasury Notes, 2.625%, 2/28/23	30,000,000	29,992,928
U.S. Treasury Notes, 0.125%, 4/30/23	20,000,000	19,551,689
U.S. Treasury Notes, 0.125%, 6/30/23	10,000,000	9,710,415
U.S. Treasury Notes, VRN, 3.35%, (3-month USBMMY plus 0.06%), 10/31/22	33,950,000	33,950,993
U.S. Treasury Notes, VRN, 3.35%, (3-month USBMMY plus 0.05%), 1/31/23	75,000,000	75,006,858
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.03%), 4/30/23	25,000,000	25,001,318
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.03%), 7/31/23	90,000,000	90,077,886
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.04%), 10/31/23	25,000,000	24,999,178
U.S. Treasury Notes, VRN, 3.28%, (3-month USBMMY minus 0.02%), 1/31/24	60,000,000	60,025,242

	Principal Amount	Value
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.04%), 7/31/24	$25,000,000	$24,986,182
TOTAL U.S. TREASURY NOTES		566,874,764
TOTAL INVESTMENT SECURITIES — 66.5%		1,467,167,650
OTHER ASSETS AND LIABILITIES — 33.5%		740,150,926
TOTAL NET ASSETS — 100.0%		$2,207,318,576

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,467,167,650
Cash	2,422
Receivable for investments sold	765,456,639
Receivable for capital shares sold	5,611,459
Interest receivable	2,284,256
2,240,522,426

Liabilities
Payable for investments purchased	30,912,924
Payable for capital shares redeemed	1,435,208
Accrued management fees	855,718
33,203,850

Net Assets	$2,207,318,576

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,207,168,354

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,207,171,244
Distributable earnings	147,332
$2,207,318,576

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,918,050

Expenses:
Management fees	5,173,853
Trustees' fees and expenses	74,413
Other expenses	243
5,248,509
Fees waived	(82,144)
5,166,365

Net investment income (loss)	9,751,685

Net realized gain (loss) on investment transactions	147,252

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,898,937

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$9,751,685	$219,788
Net realized gain (loss)	147,252	6
Net increase (decrease) in net assets resulting from operations	9,898,937	219,794

Distributions to Shareholders
From earnings	(9,754,686)	(219,788)

Capital Share Transactions
Proceeds from shares sold	467,612,500	729,596,968
Proceeds from reinvestment of distributions	9,754,686	215,245
Payments for shares redeemed	(465,810,906)	(821,073,800)
Net increase (decrease) in net assets from capital share transactions	11,556,280	(91,261,587)

Net increase (decrease) in net assets	11,700,531	(91,261,581)

Net Assets
Beginning of period	2,195,618,045	2,286,879,626
End of period	$2,207,318,576	$2,195,618,045

Transactions in Shares of the Fund
Sold	467,612,500	729,596,968
Issued in reinvestment of distributions	9,754,686	215,245
Redeemed	(465,810,906)	(821,073,800)
Net increase (decrease) in shares of the fund	11,556,280	(91,261,587)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2022 was 0.47% before waiver and 0.46% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(2,319), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.45%	0.47%(4)	0.48%(4)	0.89%(4)	0.88%(4)	$2,207,319
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.49%	0.48%	0.48%	1.48%	1.48%	$2,174,827
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.63%	0.48%	0.48%	1.62%	1.62%	$2,091,234
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.63%	0.48%	0.48%	0.62%	0.62%	$2,067,473

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2022 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above the median of its peer group for the three-year period, and below the median of its peer group for the one-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 2211

Semiannual Report

September 30, 2022

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	99.9%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	2.9%
Short-Term Investments	0.6%
Other Assets and Liabilities	(3.4)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$910.10	$2.63	0.55%
I Class	$1,000	$910.70	$2.16	0.45%
A Class	$1,000	$909.00	$3.83	0.80%
C Class	$1,000	$905.60	$7.40	1.55%
R Class	$1,000	$907.80	$5.02	1.05%
R5 Class	$1,000	$911.10	$1.68	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$1,750,758	$1,715,559
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 2/20/34	2,110,484	2,099,217
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 8/20/47	4,080,203	4,021,623
GNMA, VRN, 2.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,889,216	1,885,849
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	1,841,311	1,828,683
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,592,536	1,555,537
		13,106,468
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 97.3%
GNMA, 4.00%, TBA	6,448,000	6,023,087
GNMA, 5.50%, TBA	10,500,000	10,495,078
GNMA, 8.50%, 1/20/23 to 12/15/30	43,712	46,438
GNMA, 8.00%, 2/15/23 to 7/20/30	103,797	104,713
GNMA, 7.25%, 6/15/23	2,138	2,139
GNMA, 6.50%, 9/20/23 to 11/15/38	1,135,715	1,184,437
GNMA, 7.50%, 12/20/23 to 2/20/31	48,983	51,748
GNMA, 9.00%, 12/15/24	910	911
GNMA, 9.50%, 12/20/24 to 7/20/25	11,368	11,395
GNMA, 9.25%, 3/15/25	13,225	13,243
GNMA, 7.00%, 12/20/25 to 12/20/29	207,457	216,594
GNMA, 6.00%, 2/20/26 to 2/20/39	8,237,734	8,782,174
GNMA, 8.75%, 7/15/27	19,449	19,471
GNMA, 5.50%, 4/15/33 to 8/15/39	10,142,208	10,633,155
GNMA, 4.50%, 7/15/33 to 3/20/42	13,185,016	13,018,312
GNMA, 4.00%, 12/20/39 to 11/20/51	45,818,291	43,503,451
GNMA, 5.00%, 6/20/40 to 5/20/41	6,843,336	6,916,203
GNMA, 3.50%, 12/20/41 to 10/20/50	75,767,071	70,029,205
GNMA, 3.00%, 2/20/43 to 2/20/52	108,657,657	96,824,279
GNMA, 2.50%, 7/20/46 to 9/20/51	126,754,150	108,992,807
GNMA, 2.00%, 10/20/50 to 11/20/51	110,776,436	91,937,259
GNMA, 3.50%, 2/20/52(1)	13,737,894	12,561,084
		481,367,183
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $555,322,518)		494,473,651
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
GNMA, Series 2002-13, Class FA, VRN, 3.44%, (1-month LIBOR plus 0.50%), 2/16/32	145,194	145,203
GNMA, Series 2003-110, Class F, VRN, 3.41%, (1-month LIBOR plus 0.40%), 10/20/33	596,525	596,485
GNMA, Series 2003-66, Class HF, VRN, 3.46%, (1-month LIBOR plus 0.45%), 8/20/33	314,282	314,537
GNMA, Series 2004-76, Class F, VRN, 3.41%, (1-month LIBOR plus 0.40%), 9/20/34	573,725	573,576
GNMA, Series 2005-13, Class FA, VRN, 3.21%, (1-month LIBOR plus 0.20%), 2/20/35	1,174,779	1,164,238
GNMA, Series 2007-5, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.14%), 2/20/37	1,221,293	1,216,734
6

	Principal Amount/ Shares	Value
GNMA, Series 2007-58, Class FC, VRN, 3.51%, (1-month LIBOR plus 0.50%), 10/20/37	$733,125	$734,419
GNMA, Series 2008-2, Class LF, VRN, 3.47%, (1-month LIBOR plus 0.46%), 1/20/38	911,294	908,990
GNMA, Series 2008-27, Class FB, VRN, 3.56%, (1-month LIBOR plus 0.55%), 3/20/38	1,677,326	1,682,190
GNMA, Series 2008-61, Class KF, VRN, 3.68%, (1-month LIBOR plus 0.67%), 7/20/38	829,618	832,785
GNMA, Series 2008-88, Class UF, VRN, 4.01%, (1-month LIBOR plus 1.00%), 10/20/38	744,871	747,878
GNMA, Series 2009-76, Class FB, VRN, 3.54%, (1-month LIBOR plus 0.60%), 6/16/39	16,645	16,647
GNMA, Series 2009-92, Class FJ, VRN, 3.62%, (1-month LIBOR plus 0.68%), 10/16/39	440,827	443,093
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	3,083,186	2,615,490
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	2,734,636	2,218,447
		14,210,712
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,242,150)		14,210,712
SHORT-TERM INVESTMENTS(2) — 0.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,616	5,616
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $541,784), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $532,702)		532,575
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $2,713,277), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $2,660,654)		2,660,000
		3,192,575
TOTAL SHORT-TERM INVESTMENTS (Cost $3,198,191)		3,198,191
TOTAL INVESTMENT SECURITIES — 103.4% (Cost $573,762,859)		511,882,554
OTHER ASSETS AND LIABILITIES — (3.4)%		(16,904,348)
TOTAL NET ASSETS — 100.0%		$494,978,206

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	25	December 2022	$2,801,563	$(84,705)
U.S. Treasury 10-Year Ultra Notes	54	December 2022	6,398,156	(246,479)
U.S. Treasury Long Bonds	128	December 2022	16,180,000	(894,290)
U.S. Treasury Ultra Bonds	50	December 2022	6,850,000	(586,855)
			$32,229,719	$(1,812,329)
^Amount represents value and unrealized appreciation (depreciation).

7

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	64	December 2022	$13,145,000	$198,375
U.S. Treasury 5-Year Notes	157	December 2022	16,878,727	536,117
			$30,023,727	$734,492
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,594,891.
(2)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $570,000.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $573,762,859)	$511,882,554
Receivable for investments sold	11,159,872
Receivable for capital shares sold	70,895
Interest receivable	1,401,183
524,514,504

Liabilities
Payable for collateral received for forward commitments	570,000
Payable for investments purchased	28,033,361
Payable for capital shares redeemed	493,275
Payable for variation margin on futures contracts	135,145
Accrued management fees	219,836
Distribution and service fees payable	7,287
Dividends payable	77,394
29,536,298

Net Assets	$494,978,206

Net Assets Consist of:
Capital paid in	$640,357,496
Distributable earnings	(145,379,290)
$494,978,206

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$409,035,819	46,211,877	$8.85
I Class	$27,914,976	3,152,801	$8.85
A Class	$10,017,514	1,131,799	$8.85
C Class	$627,843	70,929	$8.85
R Class	$10,984,657	1,241,734	$8.85
R5 Class	$36,397,397	4,112,493	$8.85
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.27 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,509,389

Expenses:
Management fees	1,432,703
Distribution and service fees:
A Class	15,101
C Class	3,425
R Class	31,700
Trustees' fees and expenses	19,177
Other expenses	1,955
1,504,061

Net investment income (loss)	5,005,328

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,583,516)
Futures contract transactions	(1,387,153)
(12,970,669)

Change in net unrealized appreciation (depreciation) on:
Investments	(42,353,998)
Futures contracts	(841,668)
(43,195,666)

Net realized and unrealized gain (loss)	(56,166,335)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,161,007)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$5,005,328	$5,785,515
Net realized gain (loss)	(12,970,669)	426,024
Change in net unrealized appreciation (depreciation)	(43,195,666)	(42,404,216)
Net increase (decrease) in net assets resulting from operations	(51,161,007)	(36,192,677)

Distributions to Shareholders
From earnings:
Investor Class	(5,386,580)	(9,851,486)
I Class	(408,923)	(1,899,118)
A Class	(127,186)	(251,504)
C Class	(4,671)	(7,972)
R Class	(118,149)	(189,575)
R5 Class	(530,461)	(1,085,116)
Decrease in net assets from distributions	(6,575,970)	(13,284,771)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(50,502,224)	(317,530,716)

Net increase (decrease) in net assets	(108,239,201)	(367,008,164)

Net Assets
Beginning of period	603,217,407	970,225,571
End of period	$494,978,206	$603,217,407

See Notes to Financial Statements.
11

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $678,640,904 and $767,008,384, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,031,226	$9,746,451	3,905,115	$40,717,898
Issued in reinvestment of distributions	530,798	4,970,528	880,431	9,125,974
Redeemed	(5,217,746)	(49,162,983)	(12,291,200)	(127,961,608)
	(3,655,722)	(34,446,004)	(7,505,654)	(78,117,736)
I Class
Sold	285,572	2,697,918	2,794,918	29,388,981
Issued in reinvestment of distributions	43,614	408,872	181,459	1,899,083
Redeemed	(1,083,050)	(10,226,459)	(24,237,984)	(254,306,466)
	(753,864)	(7,119,669)	(21,261,607)	(223,018,402)
A Class
Sold	97,758	931,859	212,206	2,202,724
Issued in reinvestment of distributions	12,819	120,153	23,063	239,085
Redeemed	(372,238)	(3,522,763)	(566,407)	(5,856,073)
	(261,661)	(2,470,751)	(331,138)	(3,414,264)
C Class
Sold	209	1,998	23,108	242,187
Issued in reinvestment of distributions	500	4,671	770	7,972
Redeemed	(5,843)	(55,245)	(55,554)	(572,356)
	(5,134)	(48,576)	(31,676)	(322,197)
R Class
Sold	187,887	1,782,518	514,397	5,331,973
Issued in reinvestment of distributions	12,619	118,094	18,297	189,463
Redeemed	(306,755)	(2,897,626)	(540,674)	(5,588,800)
	(106,249)	(997,014)	(7,980)	(67,364)
R5 Class
Sold	154,524	1,457,477	744,697	7,774,617
Issued in reinvestment of distributions	56,617	530,461	104,587	1,084,641
Redeemed	(784,136)	(7,408,148)	(2,059,787)	(21,450,011)
	(572,995)	(5,420,210)	(1,210,503)	(12,590,753)
Net increase (decrease)	(5,355,625)	$(50,502,224)	(30,348,558)	$(317,530,716)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$494,473,651	—
U.S. Government Agency Collateralized Mortgage Obligations	—	14,210,712	—
Short-Term Investments	$5,616	3,192,575	—
	$5,616	$511,876,938	—
Other Financial Instruments
Futures Contracts	$734,492	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,812,329	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $20,797,365 futures contracts purchased and $24,156,451 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $135,145 in payable for variation margin on futures contracts.* For the six months ended September 30, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,387,153) in net realized gain (loss) on futures contract transactions and $(841,668) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

16

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$573,762,859
Gross tax appreciation of investments	$763,212
Gross tax depreciation of investments	(62,643,517)
Net tax appreciation (depreciation) of investments	$(61,880,305)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(9,395,969) and accumulated long-term capital losses of $(58,714,839), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.84	0.09	(0.97)	(0.88)	(0.11)	$8.85	(8.99)%	0.55%(4)	1.80%(4)	114%	$409,036
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	$490,899
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	$607,507
2020	$10.34	0.21	0.48	0.69	(0.28)	$10.75	6.73%	0.55%	1.97%	270%	$888,369
2019	$10.24	0.22	0.16	0.38	(0.28)	$10.34	3.78%	0.55%	2.18%	297%	$658,034
2018	$10.51	0.17	(0.19)	(0.02)	(0.25)	$10.24	(0.24)%	0.55%	1.64%	300%	$782,698
I Class
2022(3)	$9.85	0.09	(0.97)	(0.88)	(0.12)	$8.85	(8.93)%	0.45%(4)	1.90%(4)	114%	$27,915
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	$38,469
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	$266,543
2020	$10.34	0.22	0.49	0.71	(0.29)	$10.76	6.83%	0.45%	2.07%	270%	$62,648
2019	$10.25	0.23	0.15	0.38	(0.29)	$10.34	3.88%	0.45%	2.28%	297%	$38,809
2018(5)	$10.52	0.19	(0.21)	(0.02)	(0.25)	$10.25	(0.21)%	0.45%(4)	1.88%(4)	300%(6)	$25,599

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$9.84	0.07	(0.96)	(0.89)	(0.10)	$8.85	(9.10)%	0.80%(4)	1.55%(4)	114%	$10,018
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	$13,717
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	$18,262
2020	$10.34	0.19	0.48	0.67	(0.25)	$10.76	6.56%	0.80%	1.72%	270%	$16,844
2019	$10.24	0.20	0.15	0.35	(0.25)	$10.34	3.52%	0.80%	1.93%	297%	$28,153
2018	$10.51	0.14	(0.19)	(0.05)	(0.22)	$10.24	(0.49)%	0.80%	1.39%	300%	$30,654
C Class
2022(3)	$9.84	0.04	(0.97)	(0.93)	(0.06)	$8.85	(9.44)%	1.55%(4)	0.80%(4)	114%	$628
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	$749
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	$1,141
2020	$10.34	0.11	0.48	0.59	(0.17)	$10.76	5.76%	1.55%	0.97%	270%	$3,526
2019	$10.24	0.12	0.16	0.28	(0.18)	$10.34	2.75%	1.55%	1.18%	297%	$4,663
2018	$10.51	0.07	(0.20)	(0.13)	(0.14)	$10.24	(1.24)%	1.55%	0.64%	300%	$7,439
R Class
2022(3)	$9.84	0.06	(0.96)	(0.90)	(0.09)	$8.85	(9.22)%	1.05%(4)	1.30%(4)	114%	$10,985
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	$13,262
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	$14,350
2020	$10.33	0.16	0.48	0.64	(0.22)	$10.75	6.19%	1.05%	1.47%	270%	$12,465
2019	$10.24	0.17	0.15	0.32	(0.23)	$10.33	3.26%	1.05%	1.68%	297%	$9,353
2018	$10.51	0.12	(0.20)	(0.08)	(0.19)	$10.24	(0.74)%	1.05%	1.14%	300%	$8,619

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.84	0.09	(0.96)	(0.87)	(0.12)	$8.85	(8.89)%	0.35%(4)	2.00%(4)	114%	$36,397
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	$46,121
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	$62,423
2020	$10.34	0.23	0.48	0.71	(0.30)	$10.75	6.94%	0.35%	2.17%	270%	$92,693
2019	$10.24	0.24	0.16	0.40	(0.30)	$10.34	3.98%	0.35%	2.38%	297%	$81,710
2018	$10.51	0.19	(0.19)	—	(0.27)	$10.24	(0.04)%	0.35%	1.84%	300%	$95,331

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 2211

Semiannual Report

September 30, 2022

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	43.1%
U.S. Government Agency Mortgage-Backed Securities	34.1%
Collateralized Mortgage Obligations	9.8%
Asset-Backed Securities	5.4%
U.S. Government Agency Securities	2.5%
Municipal Securities	0.4%
Short-Term Investments	5.8%
Other Assets and Liabilities	(1.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$913.10	$2.25	0.47%
I Class	$1,000	$913.50	$1.77	0.37%
A Class	$1,000	$911.90	$3.45	0.72%
C Class	$1,000	$909.40	$7.04	1.47%
R Class	$1,000	$911.60	$4.65	0.97%
R5 Class	$1,000	$914.00	$1.30	0.27%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 43.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	$2,000,000	$1,906,250
U.S. Treasury Bonds, 3.75%, 8/15/41	4,500,000	4,316,660
U.S. Treasury Bonds, 2.00%, 11/15/41	3,800,000	2,722,121
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	1,566,844
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	2,179,199
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	6,812,188
U.S. Treasury Bonds, 3.25%, 5/15/42	7,000,000	6,214,687
U.S. Treasury Bonds, 3.375%, 8/15/42	8,000,000	7,248,750
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	2,514,148
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	2,887,773
U.S. Treasury Bonds, 3.625%, 8/15/43	1,000,000	933,359
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,426,055
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	1,711,016
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,926,875
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,633,672
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	380,039
U.S. Treasury Bonds, 3.375%, 11/15/48	5,500,000	5,011,016
U.S. Treasury Bonds, 2.875%, 5/15/49	2,000,000	1,668,477
U.S. Treasury Bonds, 2.25%, 8/15/49	4,500,000	3,293,438
U.S. Treasury Bonds, 2.375%, 11/15/49	6,500,000	4,898,359
U.S. Treasury Bonds, 1.875%, 2/15/51	500,000	331,211
U.S. Treasury Bonds, 2.375%, 5/15/51	2,400,000	1,796,625
U.S. Treasury Bonds, 1.875%, 11/15/51	486,000	321,614
U.S. Treasury Bonds, 2.875%, 5/15/52	11,000,000	9,227,969
U.S. Treasury Bonds, 3.00%, 8/15/52	3,000,000	2,589,844
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	4,740,918
U.S. Treasury Notes, 1.75%, 3/15/25	6,000,000	5,650,781
U.S. Treasury Notes, 2.75%, 6/30/25	8,000,000	7,690,938
U.S. Treasury Notes, 3.50%, 9/15/25	5,000,000	4,898,438
U.S. Treasury Notes, 3.00%, 9/30/25	5,000,000	4,826,758
U.S. Treasury Notes, 1.875%, 2/28/27(1)	19,000,000	17,307,812
U.S. Treasury Notes, 2.625%, 5/31/27	50,000,000	46,947,265
U.S. Treasury Notes, 3.25%, 6/30/27	15,000,000	14,459,180
U.S. Treasury Notes, 2.75%, 7/31/27	3,000,000	2,825,391
U.S. Treasury Notes, 2.875%, 4/30/29	32,000,000	29,880,000
U.S. Treasury Notes, 3.25%, 6/30/29	21,000,000	20,075,918
U.S. Treasury Notes, 3.125%, 8/31/29	4,500,000	4,271,836
U.S. Treasury Notes, 1.875%, 2/15/32	2,000,000	1,695,156
U.S. Treasury Notes, 2.875%, 5/15/32	37,000,000	34,216,328
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.03%), 7/31/23	10,000,000	10,011,648
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.04%), 10/31/23	5,000,000	5,005,291
TOTAL U.S. TREASURY SECURITIES (Cost $311,239,073)		291,021,847
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 2.94%, (1-year H15T1Y plus 2.25%), 9/1/35	212,630	217,255
6

	Principal Amount/Shares	Value
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.87%), 7/1/36	$166,883	$169,604
FHLMC, VRN, 3.20%, (1-year H15T1Y plus 2.14%), 10/1/36	354,245	363,902
FHLMC, VRN, 3.01%, (1-year H15T1Y plus 2.26%), 4/1/37	179,896	183,575
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	201,827	201,770
FHLMC, VRN, 2.52%, (12-month LIBOR plus 1.62%), 11/1/43	1,232,672	1,239,427
FHLMC, VRN, 2.91%, (12-month LIBOR plus 1.63%), 1/1/44	542,861	541,135
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	246,029	248,134
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.62%), 9/1/45	716,923	718,932
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	163,570	167,353
FNMA, VRN, 3.21%, (6-month LIBOR plus 1.57%), 6/1/35	279,825	286,298
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	214,500	219,479
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	133,016	136,124
FNMA, VRN, 3.00%, (6-month LIBOR plus 1.54%), 9/1/35	227,263	232,152
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.61%), 4/1/46	384,061	392,774
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	257,174	246,419
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	345,830	331,895
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/32	57,789	55,553
GNMA, VRN, 2.25%, (1-year H15T1Y plus 2.00%), 10/20/34	200,902	193,447
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 12/20/34	89,934	86,371
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 3/20/35	112,898	110,851
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 7/20/35	241,337	237,707
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 3/20/36	399,441	397,909
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/36	165,230	160,014
		7,138,080
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 33.0%
FHLMC, 5.50%, 4/1/38	785,070	812,594
FHLMC, 2.50%, 3/1/42	5,861,083	5,021,972
FHLMC, 3.00%, 2/1/43	3,142,321	2,818,222
FHLMC, 3.00%, 1/1/50	3,889,128	3,415,470
FHLMC, 3.50%, 5/1/50	1,231,167	1,119,719
FHLMC, 2.50%, 10/1/50	2,899,572	2,452,548
FHLMC, 2.50%, 5/1/51	9,938,726	8,430,120
FHLMC, 3.50%, 5/1/51	7,753,110	7,062,896
FHLMC, 3.00%, 7/1/51	5,882,867	5,204,471
FHLMC, 2.00%, 8/1/51	6,681,014	5,439,141
FHLMC, 4.00%, 8/1/51	3,076,120	2,887,680
FHLMC, 2.50%, 10/1/51	1,717,798	1,453,694
FHLMC, 2.50%, 1/1/52	2,986,558	2,516,790
FHLMC, 3.50%, 5/1/52	5,321,720	4,802,199
FHLMC, 3.50%, 5/1/52	2,079,912	1,875,646
FHLMC, 4.00%, 5/1/52	4,127,705	3,835,369
FHLMC, 4.00%, 5/1/52	3,630,894	3,377,575
FNMA, 6.00%, 12/1/33	569,360	598,759
FNMA, 3.50%, 3/1/34	445,131	422,016
FNMA, 5.50%, 8/1/34	826,508	852,291
FNMA, 5.50%, 1/1/36	899,891	930,373
FNMA, 2.00%, 6/1/36	12,369,671	10,927,920
FNMA, 6.00%, 9/1/37	225,178	237,204
FNMA, 6.00%, 11/1/37	1,016,621	1,072,159
FNMA, 4.50%, 4/1/39	251,214	246,583
FNMA, 4.50%, 5/1/39	713,023	700,018
7

	Principal Amount/Shares	Value
FNMA, 6.50%, 5/1/39	$516,416	$539,660
FNMA, 4.50%, 10/1/39	1,232,978	1,209,087
FNMA, 4.50%, 6/1/41	1,094,205	1,073,025
FNMA, 4.00%, 8/1/41	948,496	904,956
FNMA, 4.50%, 9/1/41	583,378	570,559
FNMA, 3.50%, 10/1/41	889,610	819,863
FNMA, 4.00%, 12/1/41	2,590,756	2,471,972
FNMA, 2.50%, 3/1/42	5,449,468	4,672,665
FNMA, 3.50%, 5/1/42	996,291	916,540
FNMA, 2.50%, 6/1/42	4,593,959	3,936,940
FNMA, 3.50%, 6/1/42	953,298	876,493
FNMA, 3.50%, 9/1/42	764,498	702,991
FNMA, 4.00%, 11/1/45	630,111	598,855
FNMA, 4.00%, 2/1/46	1,653,406	1,569,574
FNMA, 4.00%, 4/1/46	2,200,992	2,090,915
FNMA, 3.50%, 2/1/47	2,510,001	2,299,191
FNMA, 2.50%, 6/1/50	6,695,394	5,659,006
FNMA, 3.00%, 6/1/50	8,620,914	7,573,702
FNMA, 3.00%, 6/1/51	6,764,795	6,005,622
FNMA, 4.00%, 8/1/51	2,197,430	2,045,749
FNMA, 2.50%, 12/1/51	2,892,852	2,440,298
FNMA, 2.50%, 1/1/52	2,995,818	2,525,458
FNMA, 2.00%, 3/1/52	11,957,465	9,730,888
FNMA, 2.50%, 3/1/52	5,738,563	4,851,807
FNMA, 3.00%, 3/1/52	9,373,825	8,232,990
FNMA, 3.50%, 4/1/52	1,112,532	1,003,759
FNMA, 4.00%, 4/1/52	2,382,670	2,218,759
FNMA, 4.00%, 4/1/52	6,015,766	5,614,698
FNMA, 4.00%, 4/1/52	2,015,802	1,878,000
FNMA, 3.00%, 5/1/52	5,706,793	4,992,237
FNMA, 3.00%, 5/1/52	2,768,278	2,436,753
FNMA, 3.50%, 5/1/52	3,496,728	3,183,051
FNMA, 4.00%, 5/1/52	3,341,338	3,107,200
FNMA, 4.00%, 5/1/52	5,242,115	4,877,603
FNMA, 3.00%, 6/1/52	1,086,294	956,195
FNMA, 5.00%, 6/1/52	5,184,709	5,067,170
FNMA, 4.50%, 7/1/52	1,859,842	1,778,528
FNMA, 4.00%, 6/1/57	762,403	720,541
FNMA, 4.00%, 11/1/59	755,905	713,568
GNMA, 6.00%, 1/20/39	136,415	146,622
GNMA, 4.00%, 12/15/40	418,611	398,948
GNMA, 3.50%, 6/20/42	2,197,948	2,044,260
GNMA, 3.50%, 7/20/42	1,683,953	1,565,521
GNMA, 2.00%, 10/20/50	18,339,822	15,417,987
GNMA, 3.50%, 2/20/51	698,562	642,403
GNMA, 3.50%, 6/20/51	1,776,449	1,630,641
GNMA, 2.50%, 9/20/51	5,748,654	4,964,389
GNMA, 2.50%, 1/20/52	5,745,152	4,958,578
		223,149,646
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $250,445,355)		230,287,726
8

	Principal Amount/Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	$5,233,133	$4,279,804
FHLMC, Series 2812, Class MF, VRN, 3.27%, (1-month LIBOR plus 0.45%), 6/15/34	1,167,744	1,162,031
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	395,969	392,428
FHLMC, Series 3153, Class FJ, VRN, 2.77%, (1-month LIBOR plus 0.38%), 5/15/36	933,389	926,313
FHLMC, Series 3397, Class GF, VRN, 3.32%, (1-month LIBOR plus 0.50%), 12/15/37	411,927	409,230
FHLMC, Series 3417, Class FA, VRN, 3.32%, (1-month LIBOR plus 0.50%), 11/15/37	739,275	735,353
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	2,808,161	2,774,975
FHLMC, Series K032, Class A2 SEQ, VRN, 3.31%, 5/25/23	2,130,000	2,113,163
FHLMC, Series K039, Class A2 SEQ, 3.30%, 7/25/24	12,510,000	12,254,671
FHLMC, Series K041, Class A2 SEQ, 3.17%, 10/25/24	15,000,000	14,583,878
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	2,706,000	2,618,073
FHLMC, Series KF32, Class A, VRN, 2.92%, (1-month LIBOR plus 0.37%), 5/25/24	134,242	134,032
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	2,192,284	2,089,533
FNMA, Series 2005-103, Class FP, VRN, 3.38%, (1-month LIBOR plus 0.30%), 10/25/35	984,488	974,586
FNMA, Series 2009-89, Class FD, VRN, 3.68%, (1-month LIBOR plus 0.60%), 5/25/36	507,294	507,127
FNMA, Series 2016-11, Class FB, VRN, 2.70%, (1-month LIBOR plus 0.55%), 3/25/46	1,265,988	1,248,516
FNMA, Series 2016-M13, Class FA, VRN, 3.04%, (1-month LIBOR plus 0.67%), 11/25/23	29,714	29,696
FNMA, Series 2017-M3, Class A2 SEQ, VRN, 2.55%, 12/25/26	6,918,200	6,354,638
GNMA, Series 2007-5, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.14%), 2/20/37	310,430	309,271
GNMA, Series 2010-14, Class QF, VRN, 3.39%, (1-month LIBOR plus 0.45%), 2/16/40	1,540,375	1,537,185
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	4,391,205	3,725,091
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	3,923,608	3,182,989
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D SEQ, 2.00%, 7/25/31	4,098,682	3,703,080
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,702,832)		66,045,663
ASSET-BACKED SECURITIES — 5.4%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 3.66%, (1-month LIBOR plus 0.58%), 11/25/71	3,420,695	3,342,069
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A SEQ, 2.06%, 1/25/72	851,688	735,327
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 3.78%, (1-month LIBOR plus 0.70%), 1/25/72	3,197,957	3,133,719
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 4.13%, (1-month LIBOR plus 1.05%), 5/25/67(2)	956,497	938,109
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 4.23%, (1-month LIBOR plus 1.15%), 11/25/69(2)	1,383,377	1,363,904
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 11/25/70(2)	5,140,218	5,016,408
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 8/25/61	3,554,064	3,410,946
Navient Student Loan Trust, Series 2021-2A, Class A1A SEQ, 1.68%, 2/25/70(2)	453,059	392,807
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 3.68%, (1-month LIBOR plus 0.60%), 12/26/69(2)	592,398	577,195
9

	Principal Amount/Shares	Value
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 3.41%, (3-month LIBOR plus 0.45%), 8/23/36(2)	$5,433,350	$5,264,393
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 9/25/61	3,360,438	3,286,744
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 10/25/61	6,194,950	5,954,363
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 3.61%, (1-month LIBOR plus 0.53%), 5/25/70(2)	3,447,114	3,363,657
TOTAL ASSET-BACKED SECURITIES (Cost $37,848,986)		36,779,641
U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
FNMA, 6.625%, 11/15/30	13,000,000	15,191,993
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,678,718
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,650,260)		16,870,711
MUNICIPAL SECURITIES — 0.4%
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3) (Cost $2,979,466)	2,665,000	2,665,005
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	68,218	68,218
Repurchase Agreements — 5.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $6,632,325), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $6,521,142)		6,519,588
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 6/30/28, valued at $33,269,382), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $32,625,018)		32,617,000
		39,136,588
TOTAL SHORT-TERM INVESTMENTS (Cost $39,204,806)		39,204,806
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $730,070,778)		682,875,399
OTHER ASSETS AND LIABILITIES — (1.1)%		(7,662,893)
TOTAL NET ASSETS — 100.0%		$675,212,506

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	97	December 2022	$10,870,062	$(74,828)
U.S. Treasury 10-Year Ultra Notes	110	December 2022	13,033,281	(137,902)
U.S. Treasury 2-Year Notes	163	December 2022	33,478,672	39,382
U.S. Treasury 5-Year Notes	61	December 2022	6,557,977	10,373
U.S. Treasury Long Bonds	14	December 2022	1,769,688	(41,902)
U.S. Treasury Ultra Bonds	21	December 2022	2,877,000	(63,791)
			$68,586,680	$(268,668)
^Amount represents value and unrealized appreciation (depreciation).

10

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,354,565.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,196,277, which represented 3.1% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $730,070,778)	$682,875,399
Receivable for investments sold	49,349
Receivable for capital shares sold	417,582
Interest receivable	3,717,862
687,060,192

Liabilities
Payable for investments purchased	10,407,223
Payable for capital shares redeemed	842,250
Payable for variation margin on futures contracts	214,929
Accrued management fees	213,776
Distribution and service fees payable	6,478
Dividends payable	163,030
11,847,686

Net Assets	$675,212,506

Net Assets Consist of:
Capital paid in	$776,237,105
Distributable earnings	(101,024,599)
$675,212,506

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$305,091,213	31,741,896	$9.61
I Class	$116,155,497	12,099,825	$9.60
A Class	$21,558,781	2,243,298	$9.61
C Class	$1,207,094	125,640	$9.61
R Class	$1,890,958	196,812	$9.61
R5 Class	$229,308,963	23,863,578	$9.61
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.06 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,783,633

Expenses:
Management fees	1,371,149
Distribution and service fees:
A Class	30,664
C Class	7,423
R Class	4,698
Trustees' fees and expenses	24,951
Other expenses	2,569
1,441,454

Net investment income (loss)	8,342,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(37,805,222)
Futures contract transactions	(3,053,081)
Swap agreement transactions	1,616,519
(39,241,784)

Change in net unrealized appreciation (depreciation) on:
Investments	(31,207,141)
Futures contracts	117,291
Swap agreements	(1,969,976)
(33,059,826)

Net realized and unrealized gain (loss)	(72,301,610)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,959,431)

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$8,342,179	$10,212,872
Net realized gain (loss)	(39,241,784)	(4,796,504)
Change in net unrealized appreciation (depreciation)	(33,059,826)	(32,570,340)
Net increase (decrease) in net assets resulting from operations	(63,959,431)	(27,153,972)

Distributions to Shareholders
From earnings:
Investor Class	(3,948,202)	(8,968,796)
I Class	(1,605,586)	(2,482,120)
A Class	(258,605)	(540,579)
C Class	(9,946)	(25,130)
R Class	(17,642)	(37,484)
R5 Class	(3,094,491)	(6,055,807)
Decrease in net assets from distributions	(8,934,472)	(18,109,916)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,288,650)	(77,708,235)

Net increase (decrease) in net assets	(84,182,553)	(122,972,123)

Net Assets
Beginning of period	759,395,059	882,367,182
End of period	$675,212,506	$759,395,059

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

15

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $1,098,052,097, of which $1,095,324,932 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $1,154,883,528, of which $1,133,129,118 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,137,615	$21,824,592	5,857,073	$66,058,552
Issued in reinvestment of distributions	353,377	3,570,068	734,549	8,271,509
Redeemed	(4,286,646)	(43,542,801)	(16,388,373)	(185,896,403)
	(1,795,654)	(18,148,141)	(9,796,751)	(111,566,342)
I Class
Sold	10,177,074	103,530,806	5,968,764	66,143,064
Issued in reinvestment of distributions	158,837	1,604,341	221,014	2,481,928
Redeemed	(10,204,996)	(104,541,827)	(3,400,092)	(38,308,509)
	130,915	593,320	2,789,686	30,316,483
A Class
Sold	232,062	2,362,337	872,723	9,809,469
Issued in reinvestment of distributions	18,817	190,082	35,071	394,442
Redeemed	(531,370)	(5,428,380)	(981,197)	(11,063,502)
	(280,491)	(2,875,961)	(73,403)	(859,591)
C Class
Sold	—	—	37,149	422,301
Issued in reinvestment of distributions	986	9,946	2,232	25,126
Redeemed	(40,285)	(405,566)	(78,389)	(882,666)
	(39,299)	(395,620)	(39,008)	(435,239)
R Class
Sold	32,685	331,370	86,308	976,045
Issued in reinvestment of distributions	1,625	16,381	2,980	33,512
Redeemed	(12,268)	(125,371)	(135,272)	(1,522,583)
	22,042	222,380	(45,984)	(513,026)
R5 Class
Sold	3,415,876	34,895,388	6,015,780	67,660,894
Issued in reinvestment of distributions	267,720	2,703,117	465,840	5,239,327
Redeemed	(2,781,692)	(28,283,133)	(6,011,910)	(67,550,741)
	901,904	9,315,372	469,710	5,349,480
Net increase (decrease)	(1,060,583)	$(11,288,650)	(6,695,750)	$(77,708,235)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$291,021,847	—
U.S. Government Agency Mortgage-Backed Securities	—	230,287,726	—
Collateralized Mortgage Obligations	—	66,045,663	—
Asset-Backed Securities	—	36,779,641	—
U.S. Government Agency Securities	—	16,870,711	—
Municipal Securities	—	2,665,005	—
Short-Term Investments	$68,218	39,136,588	—
	$68,218	$682,807,181	—
Other Financial Instruments
Futures Contracts	$49,755	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$318,423	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $39,890,850 futures contracts purchased and $27,582,035 futures contracts sold.

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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $18,000,000.

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$214,929
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(3,053,081)	Change in net unrealized appreciation (depreciation) on futures contracts	$117,291
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,616,519	Change in net unrealized appreciation (depreciation) on swap agreements	(1,969,976)
		$(1,436,562)		$(1,852,685)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$732,227,039
Gross tax appreciation of investments	$178,077
Gross tax depreciation of investments	(49,529,717)
Net tax appreciation (depreciation) of investments	$(49,351,640)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had post-October capital loss deferrals of $(10,988,631), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.65	0.11	(1.03)	(0.92)	(0.12)	—	(0.12)	$9.61	(8.69)%	0.47%(4)	2.20%(4)	150%	$305,091
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
2020	$10.89	0.23	0.84	1.07	(0.27)	—	(0.27)	$11.69	9.92%	0.47%	2.09%	103%	$508,040
2019	$10.75	0.24	0.17	0.41	(0.27)	—	(0.27)	$10.89	3.93%	0.47%	2.28%	157%	$449,565
2018	$10.95	0.20	(0.16)	0.04	(0.24)	—	(0.24)	$10.75	0.34%	0.47%	1.85%	160%	$473,495
I Class
2022(3)	$10.64	0.12	(1.04)	(0.92)	(0.12)	—	(0.12)	$9.60	(8.65)%	0.37%(4)	2.30%(4)	150%	$116,155
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
2020	$10.87	0.24	0.84	1.08	(0.28)	—	(0.28)	$11.67	10.05%	0.37%	2.19%	103%	$54,971
2019	$10.74	0.26	0.15	0.41	(0.28)	—	(0.28)	$10.87	3.94%	0.37%	2.38%	157%	$14,065
2018(5)	$10.96	0.21	(0.19)	0.02	(0.24)	—	(0.24)	$10.74	0.20%	0.37%(4)	2.00%(4)	160%(6)	$6,039

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$10.65	0.10	(1.03)	(0.93)	(0.11)	—	(0.11)	$9.61	(8.81)%	0.72%(4)	1.95%(4)	150%	$21,559
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
2020	$10.88	0.21	0.83	1.04	(0.24)	—	(0.24)	$11.68	9.66%	0.72%	1.84%	103%	$49,587
2019	$10.75	0.22	0.16	0.38	(0.25)	—	(0.25)	$10.88	3.58%	0.72%	2.03%	157%	$58,964
2018	$10.95	0.18	(0.17)	0.01	(0.21)	—	(0.21)	$10.75	0.09%	0.72%	1.60%	160%	$66,630
C Class
2022(3)	$10.64	0.06	(1.02)	(0.96)	(0.07)	—	(0.07)	$9.61	(9.06)%	1.47%(4)	1.20%(4)	150%	$1,207
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306
2020	$10.88	0.12	0.83	0.95	(0.15)	—	(0.15)	$11.68	8.84%	1.47%	1.09%	103%	$2,934
2019	$10.74	0.14	0.17	0.31	(0.17)	—	(0.17)	$10.88	2.90%	1.47%	1.28%	157%	$2,080
2018	$10.95	0.10	(0.18)	(0.08)	(0.13)	—	(0.13)	$10.74	(0.75)%	1.47%	0.85%	160%	$4,547
R Class
2022(3)	$10.64	0.09	(1.03)	(0.94)	(0.09)	—	(0.09)	$9.61	(8.84)%	0.97%(4)	1.70%(4)	150%	$1,891
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496
2020	$10.88	0.18	0.83	1.01	(0.21)	—	(0.21)	$11.68	9.39%	0.97%	1.59%	103%	$2,813
2019	$10.74	0.19	0.17	0.36	(0.22)	—	(0.22)	$10.88	3.42%	0.97%	1.78%	157%	$2,394
2018	$10.95	0.15	(0.18)	(0.03)	(0.18)	—	(0.18)	$10.74	(0.25)%	0.97%	1.35%	160%	$3,158

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.65	0.12	(1.03)	(0.91)	(0.13)	—	(0.13)	$9.61	(8.60)%	0.27%(4)	2.40%(4)	150%	$229,309
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349
2020	$10.88	0.25	0.84	1.09	(0.29)	—	(0.29)	$11.68	10.15%	0.27%	2.29%	103%	$230,808
2019	$10.75	0.26	0.17	0.43	(0.30)	—	(0.30)	$10.88	4.04%	0.27%	2.48%	157%	$192,572
2018	$10.95	0.23	(0.17)	0.06	(0.26)	—	(0.26)	$10.75	0.54%	0.27%	2.05%	160%	$199,819

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2211

Semiannual Report

September 30, 2022

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	87.9%
Corporate Bonds	2.0%
Collateralized Loan Obligations	2.0%
Asset-Backed Securities	1.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Short-Term Investments	4.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$883.60	$2.31	0.49%
I Class	$1,000	$883.80	$1.84	0.39%
Y Class	$1,000	$884.30	$1.37	0.29%
A Class	$1,000	$882.10	$3.49	0.74%
C Class	$1,000	$878.70	$7.02	1.49%
R Class	$1,000	$880.80	$4.67	0.99%
R5 Class	$1,000	$884.30	$1.37	0.29%
R6 Class	$1,000	$884.40	$1.13	0.24%
G Class	$1,000	$885.50	$0.14	0.03%
Hypothetical
Investor Class	$1,000	$1,022.61	$2.48	0.49%
I Class	$1,000	$1,023.11	$1.98	0.39%
Y Class	$1,000	$1,023.62	$1.47	0.29%
A Class	$1,000	$1,021.36	$3.75	0.74%
C Class	$1,000	$1,017.60	$7.54	1.49%
R Class	$1,000	$1,020.11	$5.01	0.99%
R5 Class	$1,000	$1,023.62	$1.47	0.29%
R6 Class	$1,000	$1,023.87	$1.22	0.24%
G Class	$1,000	$1,024.92	$0.15	0.03%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 87.9%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$48,859,421	$49,054,448
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	134,075,212	133,693,251
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	76,137,144	77,316,535
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	20,563,882	20,372,486
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,058,055	52,254,259
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	38,123,050	39,470,973
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	41,180,270	46,144,360
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,505,152	3,999,005
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	85,323,086	68,718,344
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	68,013,891	52,381,204
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	87,231,116	77,761,010
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	64,039,326	49,474,845
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	6,064,295	4,925,829
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	27,676,292	21,745,644
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	26,010,960	21,120,860
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,946,483	5,667,952
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	47,454,597	31,178,003
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	49,102,974	30,895,018
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	68,486,418	43,407,105
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	127,840,584	126,565,719
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	37,929,450	37,362,465
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,000	984
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	97,960,441	95,671,484
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	12,921,700	12,557,819
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	52,654,206	50,861,411
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	12,124,875	11,661,959
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	12,330,143	11,698,380
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	75,483,914	72,152,633
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	182,691,200	172,630,708
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	186,647,711	178,211,176
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26(1)	92,655,116	86,556,874
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	22,834,915	21,355,360
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	24,936,830	23,238,017
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	53,658,938	50,144,006
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	131,163,750	120,987,837
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	39,967,950	37,306,772
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	100,832,345	93,626,508
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,183,518	2,052,998
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	39,893,220	37,536,414
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	100,071,936	90,293,026
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	60,512,902	53,535,647
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	87,243,270	76,869,722
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	99,129,381	86,668,621
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	82,352,300	71,865,560
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	80,724,953	69,849,998
6

	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	$85,653,960	$77,787,436
TOTAL U.S. TREASURY SECURITIES (Cost $2,936,538,823)		2,598,630,665
CORPORATE BONDS — 2.0%
Airlines†
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	724,683	590,960
Banks — 0.4%
Bank of America Corp., VRN, 3.42%, 12/20/28	4,320,000	3,841,410
Bank of America Corp., VRN, 2.48%, 9/21/36	1,250,000	904,743
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	1,880,000	1,557,380
Citigroup, Inc., VRN, 3.07%, 2/24/28	1,324,000	1,181,550
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,457,000	1,302,459
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,475,000	2,139,470
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	2,400,000	2,144,122
		13,071,134
Capital Markets — 0.1%
FS KKR Capital Corp., 4.25%, 2/14/25(2)	966,000	897,011
Morgan Stanley, VRN, 2.48%, 9/16/36	1,310,000	940,631
		1,837,642
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	925,000	845,890
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	2,361,000	1,895,539
		2,741,429
Diversified Financial Services — 0.2%
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	1,030,000	909,056
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	6,700,000	4,581,335
		5,490,391
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,295,543
Duke Energy Progress LLC, 2.00%, 8/15/31	5,000,000	3,871,873
		6,167,416
Equity Real Estate Investment Trusts (REITs) — 0.1%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,377,000	1,015,697
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	1,794,000	1,305,013
		2,320,710
Insurance — 0.2%
Athene Global Funding, 1.99%, 8/19/28(2)	3,871,000	3,056,144
SBL Holdings, Inc., 5.125%, 11/13/26(2)	2,626,000	2,398,111
		5,454,255
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	940,000	691,406
Paramount Global, 4.95%, 1/15/31	1,705,000	1,506,715
Paramount Global, 4.375%, 3/15/43	1,390,000	929,163
		3,127,284
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	666,000	400,077
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)	1,304,000	1,192,392
7

		Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.1%
Qorvo, Inc., 4.375%, 10/15/29		$1,610,000	$1,381,404
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40		3,260,000	2,218,475
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31		5,000,000	4,027,750
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 8.10%, 7/15/36		1,133,000	1,201,199
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, 5.125%, 1/15/28(2)		2,970,000	2,479,319
T-Mobile USA, Inc., 3.375%, 4/15/29		7,075,000	6,123,413
			8,602,732
TOTAL CORPORATE BONDS (Cost $74,893,514)			59,825,250
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 5.23%, (3-month LIBOR plus 2.25%), 8/20/32(2)		3,125,000	2,876,693
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 4.76%, (3-month LIBOR plus 1.85%), 5/15/32(2)		8,450,000	7,692,274
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		5,000,000	4,209,631
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 4.21%, (3-month LIBOR plus 1.70%), 4/15/33(2)		9,500,000	9,077,072
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 5.39%, (3-month LIBOR plus 2.68%), 1/20/35(2)		7,575,000	6,918,717
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.44%, (1-month LIBOR plus 1.45%), 10/16/36(2)		4,023,000	3,851,277
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 4.51%, (3-month LIBOR plus 1.80%), 1/20/32(2)		10,000,000	9,394,937
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 5.32%, (1-month SOFR plus 2.30%), 6/17/37(2)		9,072,000	8,973,547
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 4.71%, (3-month LIBOR plus 2.20%), 4/15/31(2)		6,050,000	5,562,051
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $62,665,953)			58,556,199
ASSET-BACKED SECURITIES — 1.7%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)		6,247,779	5,054,866
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,216,192	1,174,907
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	9,398,279
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$7,100,000	6,322,614
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)		4,637,814	4,014,056
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		5,528,472	4,477,327
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		3,691,183	3,239,239
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)		2,192,960	1,894,469
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		8,854,999	6,923,113
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)		7,347,000	6,794,150
TOTAL ASSET-BACKED SECURITIES (Cost $57,779,062)			49,293,020
8

	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	$7,950,000	$6,302,223
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	6,409,000	4,801,323
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 4.82%, (1-month LIBOR plus 2.00%), 9/15/36(2)	9,200,000	8,512,858
OPG Trust, Series 2021-PORT, Class E, VRN, 4.35%, (1-month LIBOR plus 1.53%), 10/15/36(2)	8,286,173	7,504,449
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $32,342,801)		27,120,853
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	88,229	78,094
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	227,183	225,762
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	2,748,193	2,381,573
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	2,189,967	1,904,288
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 3.28%, (30-day average SOFR plus 1.00%), 9/25/31(2)	4,266,285	4,205,678
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	485,367	456,462
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,107,057	1,008,272
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	6,687,291	5,261,920
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,814,779	2,353,985
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	22,768	21,618
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,112,211	2,531,192
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	339,748	328,152
		20,756,996
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	255,581	255,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,357,922)		21,012,004
SHORT-TERM INVESTMENTS — 4.8%
Discount Notes(3) — 2.5%
Federal Home Loan Bank Discount Notes, 2.60%, 10/3/22	55,000,000	55,000,000
Federal Home Loan Bank Discount Notes, 2.42%, 10/11/22	20,000,000	19,986,587
		74,986,587
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $11,444,839), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $11,252,980)		11,250,299
9

	Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $57,410,710), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $56,298,837)		$56,285,000
		67,535,299
TOTAL SHORT-TERM INVESTMENTS (Cost $142,514,354)		142,521,886
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,331,092,429)		2,956,959,877
OTHER ASSETS AND LIABILITIES†		(735,655)
TOTAL NET ASSETS — 100.0%		$2,956,224,222

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,031,501	CAD	13,081,830	Goldman Sachs & Co.	12/15/22	$558,939

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	219	December 2022	$24,541,687	$(168,940)
U.S. Treasury 10-Year Ultra Notes	760	December 2022	90,048,125	(1,544,838)
U.S. Treasury 5-Year Notes	1,934	December 2022	207,920,110	(3,371,234)
U.S. Treasury Long Bonds	146	December 2022	18,455,313	(1,455,835)
U.S. Treasury Ultra Bonds	92	December 2022	12,604,000	(1,176,047)
			$353,569,235	$(7,716,894)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	$670	$4,676,704	$4,677,374
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	3,293,736	3,294,355
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	4,958,720	4,957,982
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	612,581	613,105
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	1,757,120	1,757,706
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	4,898,618	4,899,423
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	4,931,773	4,932,578
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	403	2,387,335	2,387,738
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,129,573	3,128,798
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	3,210,889	3,210,124
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	2,731,563	2,730,825
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	501,201	500,658
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	799,756	800,305
					$1,402	$37,889,569	$37,890,971

10

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$211,816
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	200,645
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	398,093
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	688,454
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,592,670)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,944,978)
						$(3,038,640)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $22,318,800.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $167,923,115, which represented 5.7% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $260,143.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,331,092,429)	$2,956,959,877
Receivable for investments sold	716,044
Receivable for capital shares sold	1,692,283
Unrealized appreciation on forward foreign currency exchange contracts	558,939
Swap agreements, at value	1,499,008
Interest receivable	6,249,149
2,967,675,300

Liabilities
Disbursements in excess of demand deposit cash	64,867
Payable for capital shares redeemed	3,933,370
Payable for variation margin on futures contracts	1,308,911
Payable for variation margin on swap agreements	882,018
Swap agreements, at value	4,537,648
Accrued management fees	677,275
Distribution and service fees payable	46,989
11,451,078

Net Assets	$2,956,224,222

Net Assets Consist of:
Capital paid in	$3,165,405,106
Distributable earnings	(209,180,884)
$2,956,224,222

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$833,805,031	76,806,964	$10.86
I Class	$397,099,565	36,627,769	$10.84
Y Class	$50,478,460	4,654,425	$10.85
A Class	$108,671,760	10,041,687	$10.82
C Class	$9,117,137	844,797	$10.79
R Class	$35,998,951	3,312,167	$10.87
R5 Class	$231,840,865	21,375,029	$10.85
R6 Class	$512,797,430	47,299,562	$10.84
G Class	$776,415,023	71,525,512	$10.86
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.33 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$156,176,230

Expenses:
Management fees	5,302,808
Distribution and service fees:
A Class	152,467
C Class	57,846
R Class	99,572
Trustees' fees and expenses	115,111
Interest expenses	466,105
Other expenses	492
6,194,401
Fees waived - G Class	(892,374)
5,302,027

Net investment income (loss)	150,874,203

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(30,119,695)
Forward foreign currency exchange contract transactions	217,566
Futures contract transactions	(14,721,291)
Swap agreement transactions	34,027,786
Foreign currency translation transactions	(3,881)
(10,599,515)

Change in net unrealized appreciation (depreciation) on:
Investments	(490,663,044)
Forward foreign currency exchange contracts	794,359
Futures contracts	(3,649,354)
Swap agreements	(45,476,940)
Translation of assets and liabilities in foreign currencies	(114)
(538,995,093)

Net realized and unrealized gain (loss)	(549,594,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(398,720,405)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$150,874,203	$196,187,324
Net realized gain (loss)	(10,599,515)	43,889,331
Change in net unrealized appreciation (depreciation)	(538,995,093)	(70,766,199)
Net increase (decrease) in net assets resulting from operations	(398,720,405)	169,310,456

Distributions to Shareholders
From earnings:
Investor Class	(18,180,981)	(45,635,092)
I Class	(8,863,416)	(21,065,243)
Y Class	(1,126,197)	(2,881,712)
A Class	(2,165,409)	(6,072,288)
C Class	(172,661)	(397,630)
R Class	(675,979)	(1,420,127)
R5 Class	(5,332,120)	(13,701,223)
R6 Class	(10,628,778)	(26,557,630)
G Class	(17,969,032)	(47,793,931)
Decrease in net assets from distributions	(65,114,573)	(165,524,876)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(126,006,155)	222,254,029

Net increase (decrease) in net assets	(589,841,133)	226,039,609

Net Assets
Beginning of period	3,546,065,355	3,320,025,746
End of period	$2,956,224,222	$3,546,065,355

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

15

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
16

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 22% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

17

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $361,476,218, of which $337,001,280 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $451,608,908, of which $327,608,478 represented U.S. Treasury and Government Agency obligations.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,982,749	$47,624,754	19,585,072	$252,068,972
Issued in reinvestment of distributions	1,537,752	17,761,050	3,498,506	44,555,754
Redeemed	(12,788,540)	(150,458,653)	(16,314,387)	(209,594,393)
	(7,268,039)	(85,072,849)	6,769,191	87,030,333
I Class
Sold	6,884,004	81,480,565	19,067,651	244,587,613
Issued in reinvestment of distributions	637,906	7,361,437	1,407,426	17,897,701
Redeemed	(10,652,144)	(125,721,857)	(11,215,036)	(143,319,900)
	(3,130,234)	(36,879,855)	9,260,041	119,165,414
Y Class
Sold	223,806	2,650,274	1,297,999	16,677,883
Issued in reinvestment of distributions	97,591	1,126,197	226,617	2,881,575
Redeemed	(750,651)	(8,873,245)	(669,595)	(8,595,475)
	(429,254)	(5,096,774)	855,021	10,963,983
A Class
Sold	1,377,122	16,260,758	4,876,457	62,752,360
Issued in reinvestment of distributions	107,660	1,241,324	276,472	3,512,709
Redeemed	(1,851,121)	(21,824,991)	(7,243,540)	(93,423,971)
	(366,339)	(4,322,909)	(2,090,611)	(27,158,902)
C Class
Sold	81,220	967,151	611,499	7,872,052
Issued in reinvestment of distributions	7,791	89,759	15,529	197,232
Redeemed	(287,232)	(3,370,190)	(203,507)	(2,600,349)
	(198,221)	(2,313,280)	423,521	5,468,935
R Class
Sold	837,183	10,011,546	1,780,579	22,894,277
Issued in reinvestment of distributions	58,094	672,731	110,014	1,404,763
Redeemed	(863,396)	(10,272,269)	(880,548)	(11,268,348)
	31,881	412,008	1,010,045	13,030,692
R5 Class
Sold	2,546,786	30,194,145	8,584,415	110,305,593
Issued in reinvestment of distributions	430,143	4,963,851	1,010,991	12,854,876
Redeemed	(5,076,807)	(59,889,938)	(10,609,816)	(135,438,803)
	(2,099,878)	(24,731,942)	(1,014,410)	(12,278,334)
R6 Class
Sold	9,793,169	115,534,572	24,205,857	309,841,376
Issued in reinvestment of distributions	737,838	8,507,277	1,700,924	21,624,528
Redeemed	(7,530,744)	(89,135,880)	(18,035,861)	(228,777,016)
	3,000,263	34,905,969	7,870,920	102,688,888
G Class
Sold	1,695,333	20,286,588	6,761,789	87,148,657
Issued in reinvestment of distributions	1,557,109	17,969,032	3,759,428	47,793,931
Redeemed	(3,495,230)	(41,162,143)	(16,289,367)	(211,599,568)
	(242,788)	(2,906,523)	(5,768,150)	(76,656,980)
Net increase (decrease)	(10,702,609)	$(126,006,155)	17,315,568	$222,254,029

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,598,630,665	—
Corporate Bonds	—	59,825,250	—
Collateralized Loan Obligations	—	58,556,199	—
Asset-Backed Securities	—	49,293,020	—
Commercial Mortgage-Backed Securities	—	27,120,853	—
Collateralized Mortgage Obligations	—	21,012,004	—
Short-Term Investments	—	142,521,886	—
	—	$2,956,959,877	—
Other Financial Instruments
Swap Agreements	—	$39,389,979	—
Forward Foreign Currency Exchange Contracts	—	558,939	—
	—	$39,948,918	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,716,894	—	—
Swap Agreements	—	$4,537,648	—
	$7,716,894	$4,537,648	—

20

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $10,918,404.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $170,863,897 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $589,583,333.
21

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$558,939	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,308,911
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	882,018
Other Contracts	Swap agreements	1,499,008	Swap agreements	4,537,648
		$2,057,947		$6,728,577
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$217,566	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$794,359
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(14,721,291)	Change in net unrealized appreciation (depreciation) on futures contracts	(3,649,354)
Other Contracts	Net realized gain (loss) on swap agreement transactions	34,027,786	Change in net unrealized appreciation (depreciation) on swap agreements	(45,476,940)
		$19,524,061		$(48,331,935)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile.

22

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,332,479,979
Gross tax appreciation of investments	$8,367,660
Gross tax depreciation of investments	(383,887,762)
Net tax appreciation (depreciation) of investments	$(375,520,102)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(1,006,228), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$12.53	0.53	(1.98)	(1.45)	(0.22)	$10.86	(11.64)%	0.49%(4)	0.49%(4)	8.92%(4)	8.92%(4)	11%	$833,805
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
2021	$11.63	0.17	0.84	1.01	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
2020	$11.39	0.32	0.20	0.52	(0.28)	$11.63	4.62%	0.47%	0.47%	2.70%	2.70%	24%	$929,682
2019	$11.54	0.24	(0.06)	0.18	(0.33)	$11.39	1.63%	0.47%	0.47%	2.17%	2.17%	21%	$1,101,609
2018	$11.70	0.27	(0.18)	0.09	(0.25)	$11.54	0.80%	0.47%	0.47%	2.34%	2.34%	23%	$1,326,980
I Class
2022(3)	$12.51	0.54	(1.98)	(1.44)	(0.23)	$10.84	(11.62)%	0.39%(4)	0.39%(4)	9.02%(4)	9.02%(4)	11%	$397,100
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
2021	$11.61	0.20	0.83	1.03	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
2020	$11.38	0.31	0.22	0.53	(0.30)	$11.61	4.64%	0.37%	0.37%	2.80%	2.80%	24%	$203,093
2019	$11.53	0.29	(0.10)	0.19	(0.34)	$11.38	1.73%	0.37%	0.37%	2.27%	2.27%	21%	$149,791
2018(5)	$11.69	0.29	(0.19)	0.10	(0.26)	$11.53	0.87%	0.37%(4)	0.37%(4)	2.55%(4)	2.55%(4)	23%(6)	$293,697

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$12.52	0.54	(1.97)	(1.43)	(0.24)	$10.85	(11.57)%	0.29%(4)	0.29%(4)	9.12%(4)	9.12%(4)	11%	$50,478
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
2021	$11.62	0.21	0.82	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
2020	$11.38	0.30	0.25	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$28,234
2019	$11.53	0.25	(0.05)	0.20	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$13,802
2018(5)	$11.69	0.30	(0.19)	0.11	(0.27)	$11.53	0.95%	0.27%(4)	0.27%(4)	2.64%(4)	2.64%(4)	23%(6)	$566
A Class
2022(3)	$12.49	0.51	(1.97)	(1.46)	(0.21)	$10.82	(11.79)%	0.74%(4)	0.74%(4)	8.67%(4)	8.67%(4)	11%	$108,672
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
2021	$11.59	0.14	0.85	0.99	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704
2020	$11.36	0.29	0.19	0.48	(0.25)	$11.59	4.28%	0.72%	0.72%	2.45%	2.45%	24%	$148,184
2019	$11.50	0.22	(0.06)	0.16	(0.30)	$11.36	1.46%	0.72%	0.72%	1.92%	1.92%	21%	$153,652
2018	$11.67	0.24	(0.19)	0.05	(0.22)	$11.50	0.46%	0.72%	0.72%	2.09%	2.09%	23%	$205,059

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$12.46	0.47	(1.97)	(1.50)	(0.17)	$10.79	(12.13)%	1.49%(4)	1.49%(4)	7.92%(4)	7.92%(4)	11%	$9,117
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996
2021	$11.60	0.05	0.84	0.89	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698
2020	$11.36	0.21	0.20	0.41	(0.17)	$11.60	3.49%	1.47%	1.47%	1.70%	1.70%	24%	$7,134
2019	$11.51	0.14	(0.07)	0.07	(0.22)	$11.36	0.70%	1.47%	1.47%	1.17%	1.17%	21%	$11,407
2018	$11.68	0.16	(0.19)	(0.03)	(0.14)	$11.51	(0.29)%	1.47%	1.47%	1.34%	1.34%	23%	$14,674
R Class
2022(3)	$12.55	0.50	(1.98)	(1.48)	(0.20)	$10.87	(11.92)%	0.99%(4)	0.99%(4)	8.42%(4)	8.42%(4)	11%	$35,999
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
2021	$11.65	0.11	0.84	0.95	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
2020	$11.41	0.26	0.21	0.47	(0.23)	$11.65	4.09%	0.97%	0.97%	2.20%	2.20%	24%	$23,721
2019	$11.55	0.17	(0.04)	0.13	(0.27)	$11.41	1.20%	0.97%	0.97%	1.67%	1.67%	21%	$26,748
2018	$11.72	0.22	(0.20)	0.02	(0.19)	$11.55	0.21%	0.97%	0.97%	1.84%	1.84%	23%	$27,016

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$12.52	0.54	(1.97)	(1.43)	(0.24)	$10.85	(11.57)%	0.29%(4)	0.29%(4)	9.12%(4)	9.12%(4)	11%	$231,841
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
2021	$11.62	0.20	0.83	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
2020	$11.38	0.34	0.21	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$273,591
2019	$11.53	0.28	(0.08)	0.20	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$327,939
2018	$11.69	0.29	(0.17)	0.12	(0.28)	$11.53	0.92%	0.27%	0.27%	2.54%	2.54%	23%	$445,988
R6 Class
2022(3)	$12.51	0.54	(1.97)	(1.43)	(0.24)	$10.84	(11.56)%	0.24%(4)	0.24%(4)	9.17%(4)	9.17%(4)	11%	$512,797
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
2021	$11.61	0.21	0.84	1.05	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592
2020	$11.38	0.33	0.21	0.54	(0.31)	$11.61	4.80%	0.22%	0.22%	2.95%	2.95%	24%	$303,503
2019	$11.52	0.26	(0.04)	0.22	(0.36)	$11.38	1.98%	0.22%	0.22%	2.42%	2.42%	21%	$238,545
2018(7)	$11.55	0.20	(0.11)	0.09	(0.12)	$11.52	0.74%	0.22%(4)	0.22%(4)	2.56%(4)	2.56%(4)	23%(6)	$107,331

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$12.53	0.56	(1.98)	(1.42)	(0.25)	$10.86	(11.45)%	0.03%(4)	0.24%(4)	9.38%(4)	9.17%(4)	11%	$776,415
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091
2021	$11.63	0.26	0.80	1.06	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646
2020	$11.39	0.37	0.21	0.58	(0.34)	$11.63	5.11%	0.01%	0.22%	3.16%	2.95%	24%	$434,322
2019	$11.53	0.30	(0.06)	0.24	(0.38)	$11.39	2.19%	0.01%	0.22%	2.63%	2.42%	21%	$529,604
2018(7)	$11.55	0.22	(0.12)	0.10	(0.12)	$11.53	0.88%	0.01%(4)	0.22%(4)	2.80%(4)	2.59%(4)	23%(6)	$639,280

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 2211

Semiannual Report

September 30, 2022

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	63.9%
Collateralized Mortgage Obligations	8.3%
Asset-Backed Securities	5.0%
U.S. Government Agency Securities	4.3%
U.S. Government Agency Mortgage-Backed Securities	1.5%
Short-Term Investments	17.1%
Other Assets and Liabilities	(0.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$978.40	$2.73	0.55%
I Class	$1,000	$978.80	$2.23	0.45%
A Class	$1,000	$977.20	$3.97	0.80%
C Class	$1,000	$973.80	$7.67	1.55%
R Class	$1,000	$975.40	$5.20	1.05%
R5 Class	$1,000	$979.30	$1.74	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 63.9%
U.S. Treasury Notes, 0.25%, 6/15/23(1)	$500,000	$486,579
U.S. Treasury Notes, 0.125%, 1/15/24	14,000,000	13,272,109
U.S. Treasury Notes, 2.75%, 2/15/24	1,000,000	978,828
U.S. Treasury Notes, 2.25%, 3/31/24	2,000,000	1,940,313
U.S. Treasury Notes, 0.375%, 4/15/24	13,000,000	12,241,836
U.S. Treasury Notes, 2.50%, 4/30/24	8,500,000	8,264,258
U.S. Treasury Notes, 3.00%, 6/30/24	9,000,000	8,805,059
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	4,740,918
U.S. Treasury Notes, 2.125%, 9/30/24	5,000,000	4,799,609
U.S. Treasury Notes, 1.75%, 12/31/24	8,000,000	7,581,562
U.S. Treasury Notes, 1.125%, 1/15/25	14,500,000	13,511,621
U.S. Treasury Notes, 1.50%, 2/15/25	25,000,000	23,439,453
U.S. Treasury Notes, 1.75%, 3/15/25	11,000,000	10,359,766
U.S. Treasury Notes, 2.625%, 4/15/25	7,000,000	6,723,555
U.S. Treasury Notes, 2.75%, 6/30/25	12,000,000	11,536,406
U.S. Treasury Notes, 3.125%, 8/15/25	1,500,000	1,454,121
U.S. Treasury Notes, 3.50%, 9/15/25	5,000,000	4,898,438
U.S. Treasury Notes, 3.00%, 9/30/25	2,500,000	2,413,379
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.03%), 4/30/23	3,000,000	3,003,785
U.S. Treasury Notes, VRN, 3.33%, (3-month USBMMY plus 0.04%), 10/31/23	2,000,000	2,002,117
TOTAL U.S. TREASURY SECURITIES (Cost $147,364,070)		142,453,712
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
U.S. Government Agency Collateralized Mortgage Obligations — 8.3%
FHLMC, Series 3114, Class FT, VRN, 3.17%, (1-month LIBOR plus 0.35%), 9/15/30	206,507	205,625
FHLMC, Series 3149, Class LF, VRN, 3.12%, (1-month LIBOR plus 0.30%), 5/15/36	723,217	713,629
FHLMC, Series 3200, Class FP, VRN, 3.02%, (1-month LIBOR plus 0.20%), 8/15/36	437,202	429,187
FHLMC, Series 3206, Class FE, VRN, 3.22%, (1-month LIBOR plus 0.40%), 8/15/36	189,503	187,723
FHLMC, Series 3213, Class LF, VRN, 3.04%, (1-month LIBOR plus 0.22%), 9/15/36	596,537	586,149
FHLMC, Series 3231, Class FA, VRN, 3.22%, (1-month LIBOR plus 0.40%), 10/15/36	202,311	200,385
FHLMC, Series 3301, Class FA, VRN, 3.12%, (1-month LIBOR plus 0.30%), 8/15/35	188,798	186,322
FHLMC, Series 3380, Class FP, VRN, 3.17%, (1-month LIBOR plus 0.35%), 11/15/36	227,654	224,959
FHLMC, Series 3508, Class PF, VRN, 3.67%, (1-month LIBOR plus 0.85%), 2/15/39	87,366	88,139
FHLMC, Series 3587, Class FB, VRN, 3.60%, (1-month LIBOR plus 0.78%), 2/15/36	226,180	227,802
FHLMC, Series J22F, Class A2 SEQ, 4.09%, 9/25/24	598,106	594,428
FHLMC, Series K032, Class A2 SEQ, VRN, 3.31%, 5/25/23	670,000	664,704
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	147,074	146,332
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	426,090	421,895
6

	Principal Amount/Shares	Value
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	$315,823	$312,057
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	794,000	768,200
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,058,321	2,020,985
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,176,528	1,149,519
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	2,275,935	2,105,537
FHLMC, Series KF32, Class A, VRN, 2.92%, (1-month LIBOR plus 0.37%), 5/25/24	32,780	32,729
FHLMC, Series KF35, Class A, VRN, 2.90%, (1-month LIBOR plus 0.35%), 8/25/24	138,097	137,845
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	1,553,066	1,499,153
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	636,890	607,040
FNMA, Series 2004-28, Class FE, VRN, 3.43%, (1-month LIBOR plus 0.35%), 5/25/34	656,360	652,750
FNMA, Series 2006-11, Class FA, VRN, 3.38%, (1-month LIBOR plus 0.30%), 3/25/36	202,608	200,664
FNMA, Series 2006-60, Class KF, VRN, 3.38%, (1-month LIBOR plus 0.30%), 7/25/36	522,545	516,469
FNMA, Series 2006-72, Class TE, VRN, 3.38%, (1-month LIBOR plus 0.30%), 8/25/36	238,949	232,647
FNMA, Series 2008-9, Class FA, VRN, 3.58%, (1-month LIBOR plus 0.50%), 2/25/38	719,994	715,998
FNMA, Series 2009-33, Class FB, VRN, 3.90%, (1-month LIBOR plus 0.82%), 3/25/37	275,063	277,766
FNMA, Series 2009-89, Class FD, VRN, 3.68%, (1-month LIBOR plus 0.60%), 5/25/36	139,894	139,848
FNMA, Series 2016-11, Class FB, VRN, 2.70%, (1-month LIBOR plus 0.55%), 3/25/46	210,998	208,086
FNMA, Series 2016-M13, Class FA, VRN, 3.04%, (1-month LIBOR plus 0.67%), 11/25/23	7,172	7,168
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,961,784	1,758,501
GNMA, Series 2010-14, Class QF, VRN, 3.39%, (1-month LIBOR plus 0.45%), 2/16/40	395,157	394,338
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,333,593)		18,614,579
ASSET-BACKED SECURITIES — 5.0%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 3.66%, (1-month LIBOR plus 0.58%), 11/25/71	1,140,232	1,114,023
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 3.78%, (1-month LIBOR plus 0.70%), 1/25/72	1,060,308	1,039,009
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 11/25/70(2)	1,496,976	1,460,919
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 3.78%, (1-month LIBOR plus 0.70%), 3/25/61	278,997	272,969
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 8/25/61	1,156,141	1,109,585
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 3.41%, (3-month LIBOR plus 0.45%), 8/23/36(2)	1,565,236	1,516,563
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 9/25/61	1,809,253	1,769,576
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 3.65%, (1-month LIBOR plus 0.57%), 10/25/61	1,838,784	1,767,373
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 3.61%, (1-month LIBOR plus 0.53%), 5/25/70(2)	1,133,382	1,105,942
TOTAL ASSET-BACKED SECURITIES (Cost $11,412,171)		11,155,959
U.S. GOVERNMENT AGENCY SECURITIES — 4.3%
FHLB, 0.125%, 8/28/23 (Cost $9,990,194)	10,000,000	9,628,465
7

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.4%
FHLMC, VRN, 3.63%, (6-month LIBOR plus 2.26%), 3/1/24	$5,095	$5,018
FHLMC, VRN, 2.94%, (1-year H15T1Y plus 2.25%), 9/1/35	63,789	65,177
FHLMC, VRN, 3.20%, (1-year H15T1Y plus 2.14%), 10/1/36	34,687	35,633
FHLMC, VRN, 3.01%, (1-year H15T1Y plus 2.26%), 4/1/37	26,984	27,536
FHLMC, VRN, 3.32%, (12-month LIBOR plus 1.82%), 5/1/40	18,679	18,538
FHLMC, VRN, 4.13%, (12-month LIBOR plus 1.88%), 7/1/40	33,891	34,386
FHLMC, VRN, 3.31%, (12-month LIBOR plus 1.78%), 9/1/40	15,187	15,297
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.88%), 5/1/41	39,753	40,401
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 10/1/41	128,908	127,436
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	60,548	60,531
FHLMC, VRN, 2.91%, (12-month LIBOR plus 1.63%), 1/1/44	135,715	135,284
FHLMC, VRN, 3.27%, (12-month LIBOR plus 1.62%), 6/1/44	72,393	71,358
FHLMC, VRN, 3.48%, (12-month LIBOR plus 1.59%), 10/1/44	37,189	37,553
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	61,507	62,033
FNMA, VRN, 3.51%, (1-year H15T1Y plus 2.16%), 8/1/23	154	153
FNMA, VRN, 2.41%, (1-year H15T1Y plus 2.28%), 5/1/25	5,199	5,104
FNMA, VRN, 2.23%, (6-month LIBOR plus 1.50%), 3/1/33	113,725	113,345
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	65,428	66,941
FNMA, VRN, 3.21%, (6-month LIBOR plus 1.57%), 6/1/35	79,284	81,118
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	124,410	127,298
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	9,976	10,209
FNMA, VRN, 3.00%, (6-month LIBOR plus 1.54%), 9/1/35	45,453	46,430
FNMA, VRN, 2.83%, (6-month LIBOR plus 1.55%), 3/1/36	130,847	133,738
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 11/1/39	101,150	100,290
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,487	7,509
FNMA, VRN, 4.04%, (12-month LIBOR plus 1.79%), 8/1/40	33,934	34,549
FNMA, VRN, 4.00%, (12-month LIBOR plus 1.75%), 7/1/41	16,324	16,113
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.74%), 5/1/42	1,069,304	1,090,529
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.58%), 3/1/43	24,709	24,545
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.59%), 8/1/45	23,160	23,239
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.61%), 4/1/46	96,015	98,194
FNMA, VRN, 2.92%, (12-month LIBOR plus 1.61%), 4/1/46	55,104	55,754
FNMA, VRN, 2.79%, (12-month LIBOR plus 1.61%), 5/1/46	125,173	127,053
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	64,293	61,605
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	57,638	55,316
FNMA, VRN, 4.45%, (12-month LIBOR plus 1.60%), 9/1/47	28,057	28,286
		3,043,499
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	10,152	10,133
FNMA, 7.00%, 5/1/32	70,655	72,259
FNMA, 7.00%, 6/1/32	44,609	45,590
FNMA, 7.00%, 8/1/32	10,159	10,154
FNMA, 3.50%, 3/1/34	89,026	84,403
		222,539
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,330,647)		3,266,038
SHORT-TERM INVESTMENTS — 17.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,071	18,071
8

	Principal Amount/Shares	Value
Repurchase Agreements — 4.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,539,842), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,514,029)		$1,513,668
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.250%, 6/30/29, valued at $7,721,445), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $7,571,861)		7,570,000
		9,083,668
Treasury Bills — 13.0%(3)
U.S. Treasury Bills, 3.97%, 9/7/23	$30,000,000	28,913,434
TOTAL SHORT-TERM INVESTMENTS (Cost $38,027,295)		38,015,173
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $229,457,970)		223,133,926
OTHER ASSETS AND LIABILITIES — (0.1)%		(165,159)
TOTAL NET ASSETS — 100.0%		$222,968,767

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	87	December 2022	$17,868,985	$(29,386)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	4	December 2022	$430,031	$47
U.S. Treasury 10-Year Notes	1	December 2022	112,063	701
U.S. Treasury 10-Year Ultra Notes	3	December 2022	355,453	11,526
			$897,547	$12,274
^Amount represents value and unrealized appreciation (depreciation).

9

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $374,666.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,083,424, which represented 1.8% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $229,457,970)	$223,133,926
Receivable for investments sold	12,660
Receivable for capital shares sold	78,842
Interest receivable	573,982
223,799,410

Liabilities
Payable for investments purchased	585,295
Payable for capital shares redeemed	135,049
Payable for variation margin on futures contracts	9,960
Accrued management fees	91,117
Distribution and service fees payable	4,677
Dividends payable	4,545
830,643

Net Assets	$222,968,767

Net Assets Consist of:
Capital paid in	$235,016,419
Distributable earnings	(12,047,652)
$222,968,767

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$143,092,100	15,587,044	$9.18
I Class	$43,939,167	4,789,966	$9.17
A Class	$6,106,470	664,744	$9.19
C Class	$2,499,646	279,998	$8.93
R Class	$3,707,490	405,022	$9.15
R5 Class	$23,623,894	2,572,855	$9.18
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.40 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,291,632

Expenses:
Management fees	578,693
Distribution and service fees:
A Class	7,771
C Class	13,725
R Class	7,463
Trustees' fees and expenses	8,018
Other expenses	400
616,070

Net investment income (loss)	1,675,562

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,910,102)
Futures contract transactions	213,888
Swap agreement transactions	676,327
(4,019,887)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,670,663)
Futures contracts	(183,329)
Swap agreements	(766,986)
(2,620,978)

Net realized and unrealized gain (loss)	(6,640,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,965,303)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$1,675,562	$968,420
Net realized gain (loss)	(4,019,887)	(570,135)
Change in net unrealized appreciation (depreciation)	(2,620,978)	(6,138,862)
Net increase (decrease) in net assets resulting from operations	(4,965,303)	(5,740,577)

Distributions to Shareholders
From earnings:
Investor Class	(1,065,944)	(1,895,275)
I Class	(364,290)	(294,854)
A Class	(36,590)	(69,096)
C Class	—	(21,657)
R Class	(6,382)	(18,772)
R5 Class	(221,341)	(240,307)
Decrease in net assets from distributions	(1,694,547)	(2,539,961)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,439,637	(52,684,820)

Net increase (decrease) in net assets	7,779,787	(60,965,358)

Net Assets
Beginning of period	215,188,980	276,154,338
End of period	$222,968,767	$215,188,980

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $214,716,553, of which $213,167,724 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $231,134,175, of which $224,769,426 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,197,368	$11,180,970	3,194,580	$31,078,723
Issued in reinvestment of distributions	111,604	1,040,417	191,192	1,854,928
Redeemed	(1,891,629)	(17,672,490)	(7,378,284)	(71,803,452)
	(582,657)	(5,451,103)	(3,992,512)	(38,869,801)
I Class
Sold	5,326,447	49,945,008	2,142,694	20,842,874
Issued in reinvestment of distributions	39,100	364,287	30,313	294,503
Redeemed	(2,520,352)	(23,483,861)	(4,000,946)	(39,036,310)
	2,845,195	26,825,434	(1,827,939)	(17,898,933)
A Class
Sold	85,771	799,057	198,458	1,928,092
Issued in reinvestment of distributions	3,810	35,531	7,110	68,980
Redeemed	(143,306)	(1,350,179)	(595,365)	(5,791,946)
	(53,725)	(515,591)	(389,797)	(3,794,874)
C Class
Sold	43,924	399,903	129,156	1,232,441
Issued in reinvestment of distributions	—	—	2,301	21,657
Redeemed	(46,364)	(418,346)	(92,818)	(870,402)
	(2,440)	(18,443)	38,639	383,696
R Class
Sold	184,547	1,709,299	165,061	1,589,453
Issued in reinvestment of distributions	693	6,369	1,949	18,772
Redeemed	(108,966)	(1,017,544)	(163,077)	(1,578,876)
	76,274	698,124	3,933	29,349
R5 Class
Sold	211,129	1,963,556	2,604,732	25,140,648
Issued in reinvestment of distributions	23,719	221,341	24,788	240,307
Redeemed	(993,954)	(9,283,681)	(1,842,790)	(17,915,212)
	(759,106)	(7,098,784)	786,730	7,465,743
Net increase (decrease)	1,523,541	$14,439,637	(5,380,946)	$(52,684,820)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$142,453,712	—
Collateralized Mortgage Obligations	—	18,614,579	—
Asset-Backed Securities	—	11,155,959	—
U.S. Government Agency Securities	—	9,628,465	—
U.S. Government Agency Mortgage-Backed Securities	—	3,266,038	—
Short-Term Investments	$18,071	37,997,102	—
	$18,071	$223,115,855	—
Other Financial Instruments
Futures Contracts	$12,274	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$29,386	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $7,226,684 futures contracts purchased and $4,941,254 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $7,000,000.
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Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$9,960
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$213,888	Change in net unrealized appreciation (depreciation) on futures contracts	$(183,329)
Other Contracts	Net realized gain (loss) on swap agreement transactions	676,327	Change in net unrealized appreciation (depreciation) on swap agreements	(766,986)
		$890,215		$(950,315)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$230,227,682
Gross tax appreciation of investments	$24,259
Gross tax depreciation of investments	(7,118,015)
Net tax appreciation (depreciation) of investments	$(7,093,756)

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The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had post-October capital loss deferrals of $(871,328), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.45	0.07	(0.27)	(0.20)	(0.07)	—	(0.07)	$9.18	(2.16)%	0.55%(4)	1.41%(4)	99%	$143,092
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
2021	$9.75	0.03	0.08	0.11	(0.05)	—	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
2020	$9.48	0.14	0.28	0.42	(0.15)	—	(0.15)	$9.75	4.48%	0.55%	1.47%	206%	$213,672
2019	$9.45	0.17	0.04	0.21	(0.18)	—	(0.18)	$9.48	2.25%	0.55%	1.81%	128%	$159,683
2018	$9.58	0.10	(0.12)	(0.02)	(0.11)	—	(0.11)	$9.45	(0.17)%	0.55%	1.05%	101%	$169,819
I Class
2022(3)	$9.44	0.07	(0.27)	(0.20)	(0.07)	—	(0.07)	$9.17	(2.12)%	0.45%(4)	1.51%(4)	99%	$43,939
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
2021	$9.75	0.03	0.08	0.11	(0.06)	—	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
2020	$9.48	0.14	0.29	0.43	(0.16)	—	(0.16)	$9.75	4.59%	0.45%	1.57%	206%	$23,045
2019	$9.45	0.18	0.04	0.22	(0.19)	—	(0.19)	$9.48	2.35%	0.45%	1.91%	128%	$3,347
2018(5)	$9.58	0.12	(0.13)	(0.01)	(0.12)	—	(0.12)	$9.45	(0.11)%	0.45%(4)	1.26%(4)	101%(6)	$2,691

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$9.46	0.05	(0.27)	(0.22)	(0.05)	—	(0.05)	$9.19	(2.28)%	0.80%(4)	1.16%(4)	99%	$6,106
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
2021	$9.76	—(7)	0.07	0.07	(0.02)	—	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
2020	$9.48	0.11	0.30	0.41	(0.13)	—	(0.13)	$9.76	4.33%	0.80%	1.22%	206%	$8,987
2019	$9.45	0.14	0.05	0.19	(0.16)	—	(0.16)	$9.48	1.99%	0.80%	1.56%	128%	$5,293
2018	$9.59	0.08	(0.13)	(0.05)	(0.09)	—	(0.09)	$9.45	(0.53)%	0.80%	0.80%	101%	$8,897
C Class
2022(3)	$9.17	0.02	(0.26)	(0.24)	—	—	—	$8.93	(2.62)%	1.55%(4)	0.41%(4)	99%	$2,500
2022	$9.58	(0.06)	(0.29)	(0.35)	—(7)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
2021	$9.57	(0.07)	0.08	0.01	—(7)	—	—(7)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335
2020	$9.29	0.05	0.27	0.32	(0.04)	—	(0.04)	$9.57	3.46%	1.55%	0.47%	206%	$2,991
2019	$9.18	0.09	0.02	0.11	—(7)	—	—(7)	$9.29	1.20%	1.55%	0.81%	128%	$2,679
2018	$9.29	—(7)	(0.11)	(0.11)	—	—	—	$9.18	(1.18)%	1.55%	0.05%	101%	$585
R Class
2022(3)	$9.40	0.04	(0.27)	(0.23)	(0.02)	—	(0.02)	$9.15	(2.46)%	1.05%(4)	0.91%(4)	99%	$3,707
2022	$9.76	(0.01)	(0.29)	(0.30)	—(7)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090
2021	$9.72	(0.03)	0.08	0.05	(0.01)	—	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172
2020	$9.44	0.07	0.31	0.38	(0.10)	—	(0.10)	$9.72	4.09%	1.05%	0.97%	206%	$1,995
2019	$9.41	0.13	0.03	0.16	(0.13)	—	(0.13)	$9.44	1.74%	1.05%	1.31%	128%	$301
2018	$9.55	0.04	(0.11)	(0.07)	(0.07)	—	(0.07)	$9.41	(0.78)%	1.05%	0.55%	101%	$178

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.45	0.07	(0.26)	(0.19)	(0.08)	—	(0.08)	$9.18	(2.07)%	0.35%(4)	1.61%(4)	99%	$23,624
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501
2021	$9.75	0.05	0.08	0.13	(0.07)	—	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972
2020	$9.48	0.16	0.28	0.44	(0.17)	—	(0.17)	$9.75	4.69%	0.35%	1.67%	206%	$25,528
2019	$9.45	0.19	0.04	0.23	(0.20)	—	(0.20)	$9.48	2.45%	0.35%	2.01%	128%	$23,847
2018	$9.59	0.12	(0.13)	(0.01)	(0.13)	—	(0.13)	$9.45	(0.08)%	0.35%	1.25%	101%	$19,730

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
24

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the
25

Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the
26

Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 2211

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2022